Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events [Abstract]
SUBSEQUENT EVENTS	Subsequent events
The recent global developments relating to Russia’s invasion of Ukraine result Brent oil prices sharply increased from about US$75 per barrel at the end of 2021 to around US$100 per barrel by the end of April 2022. It is possible that our U.S. dollar denominated operating expenses will further increase as a result of such increase in Brent oil prices.
At of December 31, 2021 no relevant accounting impact was identified until the date of authorization for issuance of these consolidated financial statement.